Summary of EIP Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross	$ 36,403	$ 31,393
Unamortized imputed interest	(2,327)	(1,984)
EIP receivables, net of unamortized imputed interest	34,076	29,409
Allowance for doubtful accounts	(1,092)	(942)
EIP receivables, net	32,984	28,467	$ 7,832
Equipment installment plan receivables, net	20,246	16,431
Long-term equipment installment plan receivables	12,738	12,036
EIP receivables, net	$ 32,984	$ 28,467	$ 7,832